SCHEDULE OF PLANT AND EQUIPMENT, NET (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (404,771)	$ (364,867)
Plant and equipment, net	109,955	133,558
Gamehaus Inc [Member]
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation		(364,867)	$ (304,482)
Plant and equipment, net		133,558	164,381
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	415,538	399,381
Electronic Equipment [Member] | Gamehaus Inc [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross		399,381	468,863
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 99,188	99,044
Transportation Equipment [Member] | Gamehaus Inc [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross		$ 99,044